Other Assets (Other Assets Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Net receivable due from SBA	$ 758	$ 696
SBA servicing assets	396	418
Prepaid expenses	386	451
Other	691	694
Total other assets	$ 2,231	$ 2,259